CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of net loss to net cash used in operating activities:
Net loss	$ (4,672,043)	$ (6,023,980)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	83,445	59,660
Bad debt expense	(21,875)	23,900
Amortization of convertible debt discounts	153,971	76,791
Warrants issued for services	44,477
Equity compensation expense	434,687	1,356,286
Loss on extinguishment of debt		596,648
Loss on extension of warrants	206,620
(Gain) Loss on stock issued for interest	72,765	(12,841)
Stock issued for services	13,067
Reversal of litigation accrual		(56,956)
Changes in assets and liabilities:
Accounts receivable	69,949	(116,392)
Inventories	(234,272)	(458,972)
Prepaid expenses and other current assets	59,437	92,285
Accounts payable	(129,772)	123,532
Deferred revenue	6,667
Settlement accrual	17,420	216,000
Accrued expenses	550,864	346,429
Net cash used in operating activities	(3,344,593)	(3,777,610)
Cash flows from Investing Activities
Purchases of equipment	(202,480)	(18,864)
Net cash used in investing activities	(202,480)	(18,864)
Cash flows from Financing Activities
Proceeds from sale of stock through private placements		214,250
Proceeds from sale of stock and warrants through private placements	500,000	150,000
Proceeds from sale of stock under stock purchase agreement	715,075	199,120
Proceeds from advances on convertible line of credit - related party	2,430,000	3,265,000
Payments on insurance finance contract	(82,084)	(92,245)
Net cash provided by financing activities	3,562,991	3,736,125
Net increase (decrease) in cash and cash equivalents	15,918	(60,349)
Cash and cash equivalents - beginning	135,266	195,615
Cash and cash equivalents - ending	151,184	135,266
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest	2,430	3,192
Cash paid for income taxes
Supplementary Disclosure of Non-cash Investing and Financing Activities:
Financing of prepaid insurance contracts	79,430	83,999
Beneficial conversion feature of convertible notes	180,172	279,839
Loan discount from issuance of warrants	180,172	340,229
Warrants issued for settlement	70,631
Stock issued for vehicle purchase		16,000
Common stock issued for accrued interest	445,942	224,811
Stock issued for settlement		$ 136,000